Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Plans

In 2016, the pension fund changed the pension conversion rates, what has been considered as an amendment of the pension plan.

in USD ‘000	2017	2016
Change in defined benefit obligation
Defined benefit obligation at January 1,	(9,201)	(7,765)
Current service cost	(795)	(774)
Interest cost	(72)	(70)
Net benefits paid	(1,604)	(643)
Currency translation effects	(403)	163
Remeasurements:
Impact of plan amendment	—	512
Effect of changes in demographic assumptions	—	(316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Defined benefit obligation at December 31,	(12,230)	(9,201)

Schedule of Fair Value of Plan Assets

in USD ‘000	2017	2016
Change in plan assets
Fair value of plan assets at January 1,	6,369	5,102
Interest income	55	50
Employer contributions	403	333
Employee contributions	403	333
Net benefits paid	1,604	643
Currency translation effects	284	(117)
Remeasurements: return on plan assets (excluding interest income)	13	25
Fair value of plan assets at December 31,	9,131	6,369

Summary of Components of Defined Benefit Cost

	Year ended December 31,
in USD ‘000	2017	2016
Components of defined benefit cost
Current service cost	795	774
Interest expense on defined benefit obligation	72	70
Interest income on plan assets	(55)	(50)
Employee contributions	(403)	(333)
Impact of plan amendment	—	(512)
Total included in staff costs (note 14)	409	(51)

Summary of Remeasurement Components Recognized in Other Comprehensive Loss

	Year ended December 31,
in USD ‘000	2017	2016
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	—	(316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Return on plan assets (excluding interest income)	13	25
Total remeasurements recognized as other comprehensive loss	(142)	(599)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(3,581)	(3,439)

Summary of Amounts Recognized in Statement of Financial Position

	As at December 31,
in USD ‘000	2017	2016
Amounts recognized in the statement of financial position
Defined benefit obligation	(12,230)	(9,201)
Fair value of plan assets	9,131	6,369
Net liability	(3,099)	(2,832)

Summary of Net Defined Benefit Liability

in USD ‘000	2017	2016
Change in defined benefit liability
Net defined benefit liability at January 1,	(2,832)	(2,663)
Defined benefit cost included in statement of comprehensive loss	(409)	51
Total remeasurements included in other comprehensive loss	(142)	(599)
Employer contributions	403	333
Currency translation effects	(119)	46
Net defined benefit liability at December 31,	(3,099)	(2,832)

Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets

The detailed structures and assets held at December 31, 2016, are as follows:

Plan assets	As at December 31, 2016
Cash	2.7%
Bonds	65.2%
Shares	9.5%
Real estate	15.1%
Mortgages	7.4%
Alternative investments	0.1%
Total	100.0%

Summary of Principal Actuarial Assumptions

The principal actuarial assumptions used were as follows:

	2017	2016
Discount rate	0.80%	0.70%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2015 G	LPP 2015 G

Summary of Sensitivity Analysis of Group Defined Obligation

Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2017 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	1.30%	0.30%	0.80%	0.80%	0.80%	0.80%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(11,177)	(13,471)	(12,331)	(12,135)	(12,544)	(11,934)

Average duration of the defined benefit obligation					2017	2016
Duration in years					18.8	19.8